Description of business and nature of operations (Details) - USD ($)				12 Months Ended
	Jul. 01, 2021	Oct. 02, 2020	Jan. 16, 2020	Dec. 31, 2021
Class A Common Stock [Member]
Conversion ratio	1
Class B Common Stock [Member]
Units issued (in shares)			195,800,000
Conversion ratio	1
EVgo OpCo
Units issued (in shares)	195,800,000		195,800,000	195,800,000
Post-transaction ownership percentage of the target business	74.00%			74.00%
Climate Change Crisis Real Impact I Acquisition Corporation [Member]
Sale of stock percentage of ownership after transaction				26.00%
Private Placement Warrants [Member] | Climate Change Crisis Real Impact I Acquisition Corporation [Member]
Warrants issued (in shares)		6,600,000
Unit price (in dollars per share)		$ 1.00
Gross proceeds		$ 6,600,000
Initial Public Offering [Member]
Gross proceeds		$ 230,000,000
Initial Public Offering [Member] | Public Shares [Member]
Units issued (in shares)		23,000,000
Unit price (in dollars per share)		$ 10.00
Over-Allotment Option [Member] | Public Shares [Member]
Units issued (in shares)		3,000,000